Risks, Liquidity, and Going Concern (Q1) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 05, 2021	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Risks, Liquidity, and Going Concern
Accumulated deficit		$ (712,316)		$ (704,757)	$ (659,235)
Sale of common stock, net of issuance costs					8,742
Net Income (Loss)		(7,559)	$ (15,405)	(45,522)	(64,767)
Cash and cash equivalents		33,336		$ 46,303	$ 37,573
ATM Facility [Member]
Risks, Liquidity, and Going Concern
Remaining capacity available to be sold		$ 15,800
ATM Facility [Member] | Maximum
Risks, Liquidity, and Going Concern
Sale of common stock, net of issuance costs	$ 125,000